UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05655

Deutsche Municipal Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 2/29/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 29, 2016 (Unaudited)

Deutsche Municipal Income Trust

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 124.9%
Arizona 1.2%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037, GTY: Citigroup, Inc.	1,050,000	1,243,965
5.5%, 12/1/2029, GTY: Citigroup, Inc.	1,400,000	1,722,532
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2040	3,000,000	3,364,890
		6,331,387
California 18.7%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	3,500,000	4,007,290
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	3,180,000	4,640,447
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, Prerefunded, 7.2%, 8/1/2039	5,000,000	5,480,150
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 6.25%, 9/1/2029	5,345,000	6,272,892
California, State General Obligation:
5.0%, 11/1/2043	5,000,000	5,825,850
5.25%, 4/1/2035	4,295,000	5,069,818
5.5%, 3/1/2040	1,370,000	1,586,898
6.0%, 4/1/2038	10,000,000	11,490,600
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	2,000,000	2,398,620
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/1/2034	6,640,000	7,754,192
California, Statewide Communities Development Authority Revenue, American Baptist Homes of the West, 6.25%, 10/1/2039, GTY: American Baptist Homes of the Midwest	1,250,000	1,384,288
Corona-Norco, CA, Unified School District, Election of 2006, Series A, Prerefunded, 5.0%, 8/1/2031, INS: AGMC	5,130,000	5,462,783
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,065,000	1,253,079
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039	3,000,000	3,495,330
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series B, 5.0%, 5/15/2035	8,500,000	9,655,320
Port Oakland, CA, Series A, AMT, 5.0%, 11/1/2027, INS: NATL	5,850,000	6,229,314
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2043	7,000,000	7,755,300
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	2,850,000	3,317,884
San Diego, CA, Unified School District, Election 2012, Series C, 5.0%, 7/1/2035	5,000,000	5,940,150
		99,020,205
Colorado 3.5%
Colorado, State Board of Governors, Colrado State University System Revenue, Series E-1, 5.0%, 3/1/2040	8,000,000	9,274,960
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	5,450,000	6,529,918
Denver, CO, City & County Airport Revenue, Series A, AMT, 5.25%, 11/15/2043	2,400,000	2,678,136
		18,483,014
District of Columbia 0.9%
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	800,000	898,616
Series A, AMT, 5.0%, 10/1/2043	3,400,000	3,768,288
		4,666,904
Florida 12.0%
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2035	5,000,000	5,623,100
Series A, 5.5%, 10/1/2041	10,000,000	11,258,800
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	8,500,000	9,300,020
Series A-1, 5.375%, 10/1/2035	2,000,000	2,297,120
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series A, Prerefunded, 5.75%, 4/1/2028	3,000,000	3,014,880
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,374,190
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project:
5.5%, 10/1/2028	1,520,000	1,673,292
Prerefunded, 5.5%, 10/1/2028	3,770,000	4,241,740
5.75%, 10/1/2038	1,440,000	1,576,512
Prerefunded, 5.75%, 10/1/2038	3,560,000	4,028,282
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, 5.0%, 7/1/2035	2,705,000	3,042,395
Series A, 5.0%, 7/1/2040	11,895,000	13,368,196
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	745,000	811,871
		63,610,398
Georgia 8.2%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	1,030,000	1,152,920
Series C, AMT, 5.0%, 1/1/2037	1,690,000	1,850,770
Atlanta, GA, Water & Wastewater Revenue, Series A, Prerefunded, 6.25%, 11/1/2039	5,815,000	6,962,241
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series A, 5.5%, 2/15/2045	2,135,000	2,353,902
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2020, GTY: JPMorgan Chase & Co.	7,250,000	8,130,512
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	5,000,000	6,024,150
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co., Inc.	10,000,000	12,314,300
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038, INS: AGC	3,300,000	3,664,287
Georgia, Municipal Electric Authority Revenue, Series A, 5.0%, 1/1/2035	1,010,000	1,176,862
		43,629,944
Guam 0.1%
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	535,000	631,049
Hawaii 1.4%
Hawaii, State Airports Systems Revenue:
Series A, 5.0%, 7/1/2039	4,200,000	4,712,736
Series A, AMT, 5.0%, 7/1/2041	1,490,000	1,669,187
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	1,000,000	1,136,450
		7,518,373
Idaho 1.0%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center:
5.0%, 7/1/2035, INS: AGMC	2,500,000	2,760,825
6.75%, 11/1/2037	2,135,000	2,414,237
		5,175,062
Illinois 8.1%
Chicago, IL, Airport Revenue, O'Hare International Airport:
Series A, 5.75%, 1/1/2039	5,000,000	5,832,900
Series B, 6.0%, 1/1/2041	9,000,000	10,638,540
Illinois, Finance Authority Revenue, Advocate Health Care Network, Series D, Prerefunded, 6.5%, 11/1/2038	1,000,000	1,152,740
Illinois, Finance Authority Revenue, Memorial Health Systems, 5.5%, 4/1/2039	4,200,000	4,597,110
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	5,750,000	6,206,090
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	915,000	1,095,429
Illinois, State Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	1,320,000	1,441,981
Series B, Prerefunded, 5.375%, 4/1/2044	1,180,000	1,344,374
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2032	730,000	842,501
Illinois, State Finance Authority Revenue, OSF Healthcare Systems:
Series A, 5.0%, 5/15/2041	1,580,000	1,736,641
Series A, 5.0%, 11/15/2045	1,745,000	1,953,493
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	4,445,000	5,063,077
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	970,000	1,093,539
		42,998,415
Indiana 2.1%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, Prerefunded, 6.75%, 3/1/2039	1,745,000	2,052,451
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	5,000,000	5,449,700
Indiana, State Municipal Power Agency Revenue, Series A, 5.0%, 1/1/2042	3,230,000	3,716,729
		11,218,880
Kentucky 2.2%
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2042, INS: AGC	4,000,000	4,338,320
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc.:
Series A, 0.01% *, 10/1/2039, LOC: JPMorgan Chase Bank NA	2,400,000	2,400,000
5.0%, 10/1/2030	5,000,000	5,092,350
		11,830,670
Louisiana 0.9%
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	3,000,000	3,264,300
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	1,515,000	1,459,793
		4,724,093
Maryland 0.6%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, Prerefunded, 6.75%, 7/1/2039	1,100,000	1,315,402
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital, Prerefunded, 5.75%, 1/1/2033	1,500,000	1,640,025
		2,955,427
Massachusetts 1.3%
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,893,825
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	3,570,000	3,992,902
		6,886,727
Michigan 5.1%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	1,120,000	1,240,579
Michigan, State Building Authority Revenue, Series I-A, 5.375%, 10/15/2041	7,500,000	8,679,825
Michigan, State Building Authority Revenue, Facilities Program:
Series I, 5.0%, 4/15/2038	1,930,000	2,241,869
Series H, 5.125%, 10/15/2033	2,495,000	2,782,050
Series I, 6.0%, 10/15/2038	395,000	443,664
Series I, Prerefunded, 6.0%, 10/15/2038	605,000	688,296
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2035	665,000	757,808
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, 5.75%, 11/15/2039	5,000,000	5,684,550
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, Prerefunded, 8.25%, 9/1/2039	1,800,000	2,137,680
Wayne County, MI, Airport Authority Revenue, Series F, AMT, 5.0%, 12/1/2034	2,000,000	2,225,040
		26,881,361
Minnesota 0.2%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, Prerefunded, 6.75%, 11/15/2032	1,140,000	1,322,286
Mississippi 0.3%
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	1,525,000	1,692,293
Missouri 0.1%
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	335,000	368,108
Nevada 3.9%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	4,305,000	4,814,841
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031	10,000,000	10,409,400
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	4,830,000	5,575,800
		20,800,041
New Jersey 1.9%
New Jersey, Hospital & Healthcare Revenue, General Hospital Center at Passaic, ETM, 6.75%, 7/1/2019, INS: AGMC	4,125,000	4,559,032
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, AMT, 5.125%, 7/1/2042, INS: AGMC	1,250,000	1,376,438
New Jersey, State Transportation Trust Fund Authority, Transportation Systems, Series A, 6.0%, 12/15/2038	1,955,000	2,148,115
New Jersey, State Turnpike Authority Revenue, Series E, 5.25%, 1/1/2040	1,750,000	1,925,017
		10,008,602
New York 10.2%
New York, Metropolitan Transportation Authority Revenue:
Series C, 5.0%, 11/15/2038	6,000,000	6,885,840
Series D, 5.0%, 11/15/2038	1,090,000	1,260,956
Series C, 5.0%, 11/15/2042	5,000,000	5,692,550
Series A-1, 5.25%, 11/15/2039	4,000,000	4,705,600
New York, State Agency General Obligation Lease, Higher Education Revenue, Dormitory Authority, City University, Series A, 5.625%, 7/1/2016	545,000	554,423
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	2,000,000	2,327,960
New York, State Housing Finance Agency Revenue, 900 Eighth Avenue Condominium LLC, Series A, AMT, 0.03% *, 5/15/2035, LIQ: Fannie Mae	250,000	250,000
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	8,000,000	9,273,120
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	800,000	955,824
Series TE, 5.0%, 12/15/2035	1,000,000	1,190,840
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, The Plaza Residences LP, Series A, AMT, 0.04% *, 7/1/2039, LOC: Citibank NA	865,000	865,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second General Resolution:
Series AA, 5.0%, 6/15/2044	5,000,000	5,764,950
Series EE, 5.375%, 6/15/2043	3,750,000	4,396,312
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C-1, Prerefunded, 5.0%, 11/1/2027	5,755,000	6,178,798
Port Authority of New York & New Jersey:
AMT, 5.0%, 10/15/2034	1,620,000	1,884,724
AMT, 5.0%, 10/15/2035	800,000	927,104
Port Authority of New York & New Jersey, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	205,000	240,619
5.0%, 9/1/2039	510,000	594,395
		53,949,015
North Carolina 0.6%
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, Prerefunded, 6.25%, 12/1/2033	3,000,000	3,455,220
North Dakota 0.7%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	3,240,000	3,957,304
Ohio 2.9%
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	1,500,000	1,860,705
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health:
Series A, 5.5%, 1/1/2039	5,000,000	5,616,150
Series B, 5.5%, 1/1/2039	3,500,000	3,931,305
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/2039	3,520,000	4,090,979
		15,499,139
Pennsylvania 5.1%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	1,700,000	1,916,002
Franklin County, PA, Industrial Development Authority Revenue, Chambersburg Hospital Project, 5.375%, 7/1/2042	7,000,000	7,693,770
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	1,560,000	1,769,960
Pennsylvania, State Turnpike Commission Revenue:
Series A, 5.0%, 12/1/2038	2,030,000	2,298,711
Series A-1, 5.0%, 12/1/2040	5,000,000	5,651,650
Series C, 5.0%, 12/1/2043	4,000,000	4,534,920
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	2,835,000	3,178,489
		27,043,502
Puerto Rico 0.9%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.5%, 8/1/2042	2,255,000	932,059
Series A, 6.0%, 8/1/2042	3,200,000	1,342,432
Series A, 6.375%, 8/1/2039	6,375,000	2,697,964
		4,972,455
Rhode Island 0.4%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	2,000,000	2,248,400
South Carolina 6.7%
Charleston County, SC, Airport District, Airport System Revenue, Series A, AMT, 5.875%, 7/1/2032	6,560,000	7,798,528
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,123,840
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	2,550,000	2,873,493
South Carolina, State Public Service Authority Revenue:
Series A, 5.0%, 12/1/2036	2,220,000	2,581,682
Series A, 5.0%, 12/1/2037	4,295,000	4,978,378
Series E, 5.25%, 12/1/2055	7,570,000	8,616,174
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	6,220,000	7,544,051
		35,516,146
Tennessee 1.7%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.0%, 12/15/2021, GTY: Merrill Lynch & Co., Inc.	2,000,000	2,294,940
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.625%, 4/1/2038	1,080,000	1,161,756
Prerefunded, 5.625%, 4/1/2038	2,920,000	3,221,548
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	2,050,000	2,087,884
		8,766,128
Texas 16.9%
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, 5.0%, 1/1/2040	1,155,000	1,304,711
Dallas-Fort Worth, International Airport Revenue, Series F, AMT, 5.0%, 11/1/2035	2,000,000	2,247,740
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, Prerefunded, 7.25%, 12/1/2035	1,000,000	1,178,130
Harris County, TX, Houston Port Authority, Series A, AMT, 6.25%, 10/1/2029	3,000,000	3,376,050
Houston, TX, Airport Revenue, People Mover Project, Series A, AMT, 5.5%, 7/15/2017, INS: AGMC	1,425,000	1,431,398
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2040	2,060,000	2,334,742
First Tier, Series A, 5.625%, 1/1/2033	1,900,000	2,043,754
First Tier, Series A, Prerefunded, 5.625%, 1/1/2033	1,600,000	1,744,176
Second Tier, Series F, Prerefunded, 5.75%, 1/1/2038	6,500,000	7,100,535
First Tier, 6.0%, 1/1/2043	5,000,000	5,910,300
North Texas, Tollway Authority Revenue, Special Project Systems, Series D, 5.0%, 9/1/2032	2,000,000	2,330,600
Texas, Dallas/Fort Worth International Airport Revenue:
Series H, AMT, 5.0%, 11/1/2042	5,425,000	5,909,995
Series F, 5.25%, 11/1/2033	3,500,000	4,130,560
Series A, 5.25%, 11/1/2038	4,000,000	4,587,520
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
Series B, 5.0%, 4/1/2053	3,500,000	3,886,295
Series B, 5.25%, 10/1/2051	5,000,000	5,690,300
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 1.043% **, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	1,500,000	1,393,020
Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	5,000,000	6,100,900
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021, GTY: The Goldman Sachs Group, Inc.	1,155,000	1,361,144
5.5%, 8/1/2025, GTY: The Goldman Sachs Group, Inc.	7,250,000	8,841,013
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	1,600,000	1,821,296
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030, GTY: Macquarie Group Ltd.	250,000	279,230
5.0%, 12/15/2031, GTY: Macquarie Group Ltd.	3,165,000	3,514,543
5.0%, 12/15/2032, GTY: Macquarie Group Ltd.	2,000,000	2,217,020
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	1,235,000	1,407,456
West Harris County, TX, Regional Water Authority, Water Systems Revenue, 5.0%, 12/15/2035	6,500,000	7,263,945
		89,406,373
Virgin Islands 0.5%
Virgin Islands, Public Finance Authority Revenue, Gross Receipts Tax Loan Notes, Series A, 5.0%, 10/1/2032	2,500,000	2,692,950
Virginia 0.3%
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,561,211
Washington 3.8%
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	6,000,000	6,384,660
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	5,000,000	5,441,200
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	1,825,000	2,345,855
Washington, State Motor Vehicle Tax-Senior 520 Corridor Program, Series C, 5.0%, 6/1/2031	5,000,000	5,822,650
		19,994,365
Wisconsin 0.5%
Milwaukee, WI, Redevelopment Authority Revenue, State Montessori Society, Inc., 0.01% *, 7/1/2021, LOC: U.S. Bank NA	750,000	750,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, Prerefunded, 6.625%, 2/15/2039	1,555,000	1,820,905
		2,570,905
Total Municipal Bonds and Notes (Cost $584,351,417)		662,386,352
Underlying Municipal Bonds of Inverse Floaters (a) 30.6%
Massachusetts 7.0%
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/1/2032 (b)	18,250,000	19,413,458
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/28/2037 (b)	5,000,000	5,318,755
Trust: Massachusetts, State Pollution Control, Water Utility Improvements, Series 3159, 144A, 13.772%, 2/1/2017, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035 (b)	10,425,000	12,347,683
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0137, 144A, 18.07%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
		37,079,896
Nevada 6.0%
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2028 (b)	9,447,355	10,248,150
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2029 (b)	9,919,723	10,760,558
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/3/2030 (b)	9,627,878	10,443,975
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.773%, 6/1/2016, Leverage Factor at purchase date: 3 to 1
		31,452,683
New York 7.9%
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2026 (b)	10,000,000	10,477,739
Trust: New York, State Dormitory Authority Revenue, Series 3160, 144A, 13.773%, 9/15/2016, Leverage Factor at purchase date: 3 to 1
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2024 (b)	10,000,000	10,477,500
Trust: New York, State Dormitory Authority Revenue, Secondary Issues, Series 1955-3, 144A, 18.26%, 9/15/2016, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2025 (b)	5,425,000	5,754,686
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2027 (b)	8,080,000	8,571,035
Trust: New York, State Dormitory Authority Revenues, Series 3169, 144A, 13.77%, 7/1/2025, Leverage Factor at purchase date: 3 to 1
New York, Triborough Bridge & Tunnel Authority Revenues, Series C, 5.0%, 11/15/2033 (b)	6,000,000	6,625,200
Trust: New York, Triborough Bridge & Tunnel Authority Revenues, Series 2008-1188, 144A, 9.37%, 11/15/2033, Leverage Factor at purchase date: 2 to 1
		41,906,160
Tennessee 6.4%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (b)	10,756,695	11,621,853
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 18.255%, 7/1/2017, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (b)	10,200,000	11,020,386
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 18.26%, 7/1/2017, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (b)	10,564,925	11,414,662
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 18.268%, 7/1/2017, Leverage Factor at purchase date: 4 to 1
		34,056,901
Virginia 3.3%
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2027 (b)	8,190,000	9,101,082
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2028 (b)	7,630,000	8,478,785
Trust: Virginia, State Resource Authority, Clean Water Revenue, Series 2917, 144A, 11.507%, 10/1/2028, Leverage Factor at purchase date: 2.5 to 1
		17,579,867
Total Underlying Municipal Bonds of Inverse Floaters (Cost $153,028,897)		162,075,507
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $737,380,314) †	155.5	824,461,859
Floating Rate Notes (a)	(19.2)	(101,931,576)
Series 2018 MTPS, at Liquidation Value	(37.5)	(198,750,000)
Other Assets and Liabilities, Net	1.2	6,563,576
Net Assets	100.0	530,343,859

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 29, 2016.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 29, 2016.
†	The cost for federal income tax purposes was $631,929,302. At February 29, 2016, net unrealized appreciation for all securities based on tax cost was $90,600,981. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $97,048,309 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,447,328.
(a)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(b)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$824,461,859	$—	$824,461,859
Total	$—	$824,461,859	$—	$824,461,859

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Municipal Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2016